Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 38,600,000	$ 1,314,707	$ 39,914,707
UNITED STATES
Total	38,600,000	1,314,707	39,914,707
UNITED STATES | Federal Government [Member]
Total	$ 38,600,000	$ 1,314,707	$ 39,914,707